Filed pursuant to Rule 497(k)

File Nos. 811-22310; 333-182274

Supplement to the

Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”)

dated December 26, 2017

ETFMG Alternative Harvest ETF (the “Fund”)

January 29, 2018

Effective February 9, 2018, the ticker symbol for the Fund will change from “MJX” to “MJ.” Accordingly all references to “MJX” in the Fund’s Summary Prospectus, Prospectus, and Statement of Additional Information will be deleted and replaced with “MJ.”

Additionally, effective February 9, 2018, the Fund’s website will change to be www.etfmj.com, and investors can find the Fund’s summary prospectus, statutory prospectus, statement of additional information, and other information about the Fund online at www.etfmj.com/investor-materials/. References in the Fund’s summary prospectus, statutory prospectus, and statement of additional information to any other website should be disregarded.

Please retain this Supplement with your Summary Prospectus, Prospectus, and SAI for future reference.